Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northquest Capital Fund Inc
Entity Central Index Key	0001142728
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
NORTHQUEST CAPITAL FUND INC
Shareholder Report [Line Items]
Fund Name	NorthQuest Capital Fund
Class Name	NorthQuest Capital Fund
Trading Symbol	NQCFX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the NorthQuest Capital Fund, Inc. - NQCFX for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.NorthQuestFund.com. You can also request this information by contacting us at 1-800-239-9136.
Additional Information Phone Number	1-800-239-9136
Additional Information Website	www.NorthQuestFund.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NorthQuest Capital Fund, Inc.	$73	1.44%

*Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

To the Shareholders of NorthQuest Capital Fund, Inc:

Our Fund began the year at a share price of $26.16 and ended at a share price of $27.53 for the first six-months of 2025. The Fund’s total return for this period increased 5.24%. Please see the following performance comparison chart.

2025 Performance
The Fund and Other Indexes	Year-To-Date
NorthQuest Capital Fund	5.24%
Dow Jones Industrial Average	3.64%
NASDAQ Composite	5.48%
S&P500 Index with dividends reinvested	6.20%

Portfolio Adjustments

During the first half of 2025 the Fund purchased 200 shares of Caterpillar Inc. (CAT), 200 shares of Nvidia Corp. (NVDA), and 1,000 shares of Veeva Systems Inc. (VEEV).

The Fund sold all of its shares of Pool Corp, Advanced Drainage Systems Inc. and UnitedHealth Group. A slowdown in residential and commercial construction activity throughout the U.S negatively impacted the financial performances of Pool Corp. and Advanced Drainage Systems Inc. Additionally, the management team at UnitedHealth Group failed to recognize and calculate the higher costs in accepting new clients with complex pre-existing medical conditions.

VEEV is a new addition to our portfolio. The following paragraph is a profile of VEEV. “Veeva Systems Inc. is a leading provider of industry-specific, cloud-based software solutions for the life sciences industry. VEEV offers solutions to enable pharmaceutical and other life sciences companies to realize the benefits of modern cloud-based architectures and mobile applications for their most critical business functions, without compromising industry-specific functionality or regulatory compliance.” Basically, VEEV has technology that help medical companies develop, research, market, and sell new products quickly and efficiently while at the same time meeting required government regulations and patient safety guidelines.

Fund Performance and Strategy

The U.S. stock markets were extremely volatile during the first six-months of 2025. Trump policies, the advancement of Artificial Intelligence (AI), and several wars overseas scared many investors. The Fund made minor adjustments as stated above but remained fully invested with minimal cash or cash equivalents. The Fund’s investment strategy stayed constant with a focus on individual companies that are consistently growing their revenues, earnings, and efficiently reinvesting those earnings back into their businesses.

You will find enclosed the Fund’s financial report. Please do not hesitate to call or write me with regard to any comments or questions about this report. Thank you for investing with us.

Sincerely,

Peter J. Lencki, President

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	1 Year	5 Years	10 Year
NorthQuest Capital Fund, Inc.	10.96%	12.73%	11.85%
S&P 500 Index with dividends reinvested	15.16%	16.63%	13.63%

Net Assets	$ 8,923,474
Holdings Count | Holdings	22
Advisory Fees Paid, Amount	$ 42,174
Investment Company, Portfolio Turnover	4.56%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$8,923,474	22	4.56%	$42,174

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	Arthur J. Gallagher & Co.	6.82%
2.	Fortinet, Inc.	5.92%
3.	Monolithic Power Systems, Inc.	5.74%
4.	Mastercard, Inc. Class A	5.67%
5.	Microsoft Corp.	5.57%
6.	Apple, Inc.	5.52%
7.	Intuit, Inc.	5.30%
8.	Arista Networks, Inc.	5.04%
9.	S&P Global, Inc.	4.73%
10.	Parker-Hannifin Corp.	4.70%
	Total % of Net Assets	55.01%

Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the period ended June 30, 2025.
Updated Prospectus Phone Number	1-800-239-9136
Updated Prospectus Web Address	www.NorthQuestFund.com